CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (8,363,407)	$ (5,261,707)	$ (7,162,908)	$ (90,249)
Adjustments to reconcile net loss to net cash used in
Depreciation and amortization	152,485	45,880	68,080	0
Amortization of debt discount	3,700,034	685,639	1,019,319	0
Stock issued for services	(187,655)	(500,000)
Bad debt expense			38,352	7,651
Impairment of intangible asset			139,700	0
Shares issued for services			500,000
Stock-based compensation	1,043,361	1,636,511	1,982,795	0
Financing costs	4,156,291	0
Change in fair value of derivative liability	(3,107,808)	0	(140,532)	0
Operating expenses paid by shareholder			0	35,000
Changes in operating assets and liabilities:
Accounts receivable	0	(383,028)	2,455	(31,279)
Contract assets	556,082	0	(684,185)
Inventory	0	(174,843)
Prepaid expenses and other current assets	(301,589)	(94,983)	(395,953)
Accounts payable	(114,656)	(4,633)	250,330	58,891
Accrued expenses	(401,629)	1,043,152	1,258,353	(19,659)
Customer deposits	3,076,771	32,816
Net cash provided by (used in) operating activities	583,590	(1,975,196)	(2,756,076)	(39,645)
Investing activities
Purchase of property and equipment	(65,785)	(8,305)	(4,805)
Purchase of intangible assets	(400,000)	0		217,459
Net cash used in investing activities	(465,785)	(8,305)	(4,805)	217,459
Financing activities
Proceeds from issuance of notes payable	0	1,930,000	2,455,000	0
Proceeds from issuance of convertible notes payable	3,474,950	0
Repayment of notes payable	(470,800)	0
Proceeds from issuance of common stock	0	150,000	150,000	0
Net cash provided by financing activities	3,004,150	2,080,000	2,605,000	0
Net (decrease) increase in cash	3,121,955	96,499	(155,881)	177,814
Cash - beginning of period	96,308	252,189	252,189	74,375
Cash - end of period	3,218,263	348,688	96,308	252,189
Cash paid for income taxes	0	0	0	0
Cash paid for interest	245,136	32,141	74,515	0
Supplemental schedule of non-cash investing and financing activities
Discount on notes payable from derivative liability	1,563,929		525,000	0
Discount on convertible notes payable from derivative liability	2,564,950
Shares issued for settlement of accrued interest	32,657
Shares issued for financing costs			368,118	0
Accrued interest settled through note payable	78,929
Settlement of derivative liability	5,895,190
Shares issued for intangible assets	250,000
Shares issued for property and equipment	57,507
Returnable shares issued in connection with notes payable	120		16	0
Return of returnable shares issued in connection with notes payable	136
Discount on note payable from issuance of warrants	$ 1,350,982	1,216,442
Original issuance discount on note payable		$ 135,000	1,142,378	0
Purchase of property and equipment			(4,805)	0
Cash received from merger and acquisition				217,459
Original issuance discount on notes payable			175,000	0
Warrants issued for intangible assets			119,383	0
Guaranteed interest on note payable			$ 30,800	0
Common shares issued for conversion of SAFE investments				175,000
Assets and liabilities from merger				418,442
Assets and liabilities from acquisition				$ 1,183,588